FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 445,452	$ 537,528
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	217,500	367,717
Trade receivables, net
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	219,837	165,063
Other receivables
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	7,709	4,076
Long term deposit
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	406	431
Long term receivables
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 0	$ 241